Capitalized Software (Details) - Summary of Capitalized Software - Previously Reported [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Summary of Capitalized Software [Line Items]
Capitalized software	$ 8,094,385	$ 8,094,385
Accumulated amortization	(5,966,691)	(3,505,679)
Capitalized software, net	$ 2,127,694	$ 4,588,706